Income tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
HONG KONG
Corporate tax rate	16.50%
Tax loss from subsidiary	$ 66,424	$ 47,778,609
HONG KONG | Seamless Group Inc [Member]
Corporate tax rate		16.50%
Operating loss carryforwards		$ 46,778,609	$ 41,238,871
MALAYSIA
Corporate tax rate	24.00%
Tax loss from subsidiary		$ 8,439
MALAYSIA | Seamless Group Inc [Member]
Corporate tax rate		24.00%
INDONESIA
Corporate tax rate	22.00%
Tax loss from subsidiary	$ 2,099,326	$ 2,349,921
INDONESIA | Seamless Group Inc [Member]
Corporate tax rate		22.00%
Operating loss carryforwards		$ 8,439	444,983
SINGAPORE
Corporate tax rate	17.00%
Tax loss from subsidiary	$ 73,524	$ 94,611
SINGAPORE | Seamless Group Inc [Member]
Corporate tax rate		17.00%
Operating loss carryforwards		$ 94,611	385,862
UNITED KINGDOM
Corporate tax rate	19.00%
Tax loss from subsidiary		$ 517,015
UNITED KINGDOM | Seamless Group Inc [Member]
Corporate tax rate		19.00%
Operating loss carryforwards		$ 2,349,921	2,605,545
UNITED STATES | Seamless Group Inc [Member]
Operating loss carryforwards		$ 517,015	$ 566,925